Expense Example - Class ACIS - DWS Intermediate Tax-Free Fund	Oct. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 349
3 Years	514
5 Years	694
10 Years	1,212
Class C
Expense Example:
1 Year	253
3 Years	480
5 Years	831
10 Years	1,619
INST Class
Expense Example:
1 Year	51
3 Years	169
5 Years	298
10 Years	673
Class S
Expense Example:
1 Year	51
3 Years	184
5 Years	329
10 Years	$ 752